Note 9 - Options and Warrants to Purchase Common Stock - Summary of the Status and Changes of the Options Granted Under the Stock Option Plans and Other Agreements (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding at December 31, 2017 (in shares)	57,057,768	21,277,479	17,806,472
Outstanding at December 31, 2017 (in dollars per share)	$ 0.36	$ 0.87	$ 1
Stock options granted (in shares)	4,224,999	35,810,289	3,771,488
Granted (in dollars per share)	$ 0.11	$ 0.06	$ 0.24
Exercised (in shares)
Exercised (in dollars per share)
Forfeited (in shares)	(232,645)	(30,000)	(300,481)
Forfeited (in dollars per share)	$ 1.36		$ 0.83
Outstanding at June 30, 2018 (in shares)	61,050,122	57,057,768	21,277,479
Outstanding at June 30, 2018 (in dollars per share)	$ 0.34	$ 0.36	$ 0.87